PRINCIPAL ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Product Information [Line Items]
Total exchange (loss)/gain	$ (291)	¥ (2,127)	¥ 6,743	¥ 15,697
Other comprehensive income	1,076	¥ 7,854	22,178	78,777
Foreign currency exchange rate		7.2993
Factoring receivables		¥ 28,149	29,147
Inventory write down		¥ 12,722	9,270	4,792
Period of purchased land use right		40 years
Amortization over the term in land use right		40 years
Impairment losses of long-lived assets other than goodwill	$ 3,574	¥ 26,090
Employee benefit expenses		¥ 149,956	163,324	228,685
General reserve description	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.
Statutory reserves description	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
Statutory surplus fund		¥ 472	176	2,059
Sales of Merchandise [Member]
Product Information [Line Items]
Remaining performance obligation		7,256	6,063
Membership Program [Member]
Product Information [Line Items]
Remaining performance obligation		1,175	3,144
Referral Incentives [Member]
Product Information [Line Items]
Long-aged balances		¥ 52,458	¥ 69,545	¥ 48,709